Quarterly Report
June 30, 2021
MFS®  Municipal
Intermediate Fund
MIU-Q1

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 100.6%
Alaska - 1.0%
Alaska Municipal Bond Bank, General Obligation, Refunding, Series 1, 5%, 12/01/2027	$200,000	$251,076
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Class 2, “B1”, 0.5%, 6/01/2031 (w)	5,000	5,010
		$256,086
Arizona - 5.1%
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2026	$125,000	$150,128
Maricopa County, AZ, Special Healthcare District Rev., “D”, 5%, 7/01/2024	400,000	455,824
Mesa, AZ, Utility System Rev., 5%, 7/01/2026	200,000	242,387
Phoenix, AZ, Civic Improvement Corp., Water System Rev., Junior Lien, “A”, 5%, 7/01/2026	200,000	244,149
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 1.3%, 6/01/2027 (Put Date 6/01/2027)	200,000	201,824
		$1,294,312
California - 3.0%
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2032	$125,000	$154,018
California Public Finance Authority Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	20,000	20,267
California Statewide Communities Development Authority Rev. (Adventist Health System West), “A”, 4.125%, 3/01/2034	90,000	101,661
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 5%, 10/01/2027	90,000	104,385
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	130,000	147,432
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments Phase IV-A CHF Irvine LLC), 5%, 5/15/2030	80,000	97,635
Sacramento, CA, Transient Occupancy Tax Rev. (Convention Center Complex), “A”, 5%, 6/01/2033	115,000	140,265
		$765,663
Colorado - 3.0%
Adams, Morgan, & Weld Counties, CO, Groundwater Management Subdistrict of the Central Water Conservancy District, BAM, 5%, 12/01/2028	$200,000	$254,879
Colorado Mountain College, COP, 5%, 12/01/2027	200,000	249,100
State of Colorado, Roral Colorado COP, “A”, 5%, 12/15/2028	200,000	258,551
		$762,530
Connecticut - 2.0%
Connecticut Higher Education Supplemental Loan Authority, “B”, 5%, 11/15/2024	$250,000	$285,806
State of Connecticut, General Obligation, “B”, 3%, 6/01/2025	200,000	219,635
		$505,441
District of Columbia - 2.6%
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	$100,000	$103,573
Washington, D.C. Metropolitan Airport Authority System Rev., “A”, 5%, 10/01/2027 (w)	250,000	311,377
Washington, D.C. Metropolitan Area Transit Authority Dedicated Rev. (Green Bonds - Climate Bond Certified), “A”, 5%, 7/15/2027	200,000	250,746
		$665,696
Florida - 4.1%
Florida Atlantic University Finance Corp., Capital Improvement Rev. (Student Housing Project), “B”, 5%, 7/01/2029	$75,000	$97,410
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2026	150,000	181,979
Pasco County, FL, School Board Refunding, Certificate of Participation, “A”, 5%, 8/01/2027	150,000	186,765
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	100,000	112,002
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2026 (w)	190,000	213,191
Volusia County, FL, School Board Master Lease Program, “A”, 5%, 8/01/2030	200,000	265,800
		$1,057,147
Georgia - 2.3%
Bleckley County & Dodge County, GA, Joint Development Authority Rev. (USG Real Estate Foundation VII LLC), 5%, 7/01/2036	$75,000	$93,097
Carroll County, GA, Water Authority, Water & Sewerage Refunding and Improvement Rev., “A”, 4%, 7/01/2027	200,000	237,468
Oconee County, GA, School District, General Obligation, 5%, 3/01/2027	200,000	248,095
		$578,660

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - 0.5%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028 (w)	$100,000	$121,790
Illinois - 10.4%
Chicago, IL, Board of Education, “A”, NPFG, 5.5%, 12/01/2026	$70,000	$81,820
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	100,000	124,103
Chicago, IL, Midway Airport Rev., “A”, 5%, 1/01/2026	135,000	160,112
Chicago, IL, Transit Authority Rev. (Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2026	200,000	241,577
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4.125%, 11/15/2037	70,000	78,445
Illinois Finance Authority, Health Facilities Rev. (Unitypoint Health), “D”, 5%, 2/15/2025	80,000	92,891
Illinois Highway Authority, Toll Rev., “A”, 5%, 1/01/2040	110,000	127,548
Illinois Housing Development Authority Rev., “B”, GNMA, 3%, 4/01/2051	250,000	275,068
Illinois Metropolitan Pier & Exposition Authority, McCormick Place Expansion, “B”, 5%, 12/15/2028	205,000	214,059
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	150,000	192,799
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	120,983
Southern Illinois University Housing and Auxiliary Facilities System Refunding Rev., “A”, 5%, 4/01/2032	200,000	259,664
State of Illinois, 5%, 2/01/2029	165,000	197,554
State of Illinois, General Obligation Refunding , AGM, 4%, 2/01/2031	100,000	114,025
State of Illinois, Sales Tax Rev., “A”, 5%, 6/15/2027	125,000	149,682
Will County, IL, General Obligation, Alternate Rev. (Renewal Natural Gas Project), 4%, 11/15/2025	200,000	230,889
		$2,661,219
Indiana - 5.5%
Ball St. University Board of Trustees, Student Fee Bonds, “T”, 5%, 7/01/2027	$200,000	$249,026
Beech Grove, IN, Central Schools Building Corp., “A”, 3%, 7/15/2026	100,000	110,296
Beech Grove, IN, Central Schools Building Corp., “B”, 2%, 7/15/2025	100,000	104,797
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	200,000	237,209
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2050	10,000	10,964
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2027	200,000	232,448
Lawrence County, IN, Mitchell High School Building Corp., 3%, 1/15/2026	200,000	219,496
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 3%, 7/01/2023	125,000	131,154
Terre Haute, IN, Sanitary District Refunding Rev., BAM, 4%, 7/01/2027	100,000	116,376
		$1,411,766
Kansas - 0.7%
Sedgwick County, KS, Unified School District No. 268, General Obligation Refunding, “B”, 3%, 9/01/2028	$150,000	$169,448
Louisiana - 2.3%
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025 (w)	$200,000	$236,139
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	100,000	105,882
State of Louisiana, Grant Anticipation Rev., 5%, 9/01/2028	200,000	257,533
		$599,554
Massachusetts - 1.8%
Massachusetts Development Finance Agency Multi-Family Housing Rev. (Salem Heights II Preservation Associates LP), “B”, 0.25%, 7/01/2024 (Put Date 7/01/2023)	$40,000	$39,913
Massachusetts Development Finance Agency Rev., Lahey Health System, “F”, 5%, 8/15/2040	130,000	150,593
Massachusetts Development Finance Agency Rev., Lasell University, 4%, 7/01/2026	100,000	114,640
Massachusetts Development Finance Agency Rev., South Shore Hospital, “I”, 4%, 7/01/2036	90,000	99,870
Massachusetts Development Finance Agency Rev., Williams College, “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025) (w)	45,000	44,901
		$449,917
Michigan - 1.4%
Lake Superior State University Board of Trustees Rev., AGM, 4%, 11/15/2028 (w)	$200,000	$237,427
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	110,000	109,934
		$347,361

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 2.5%
Minnesota Higher Educational Facilities Authority Rev. (St. John's University), 4%, 10/01/2029	$150,000	$182,551
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.4%, 1/01/2023	200,000	200,003
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	240,000	263,709
		$646,263
Mississippi - 0.4%
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051 (w)	$100,000	$109,968
Missouri - 2.9%
Missouri Development Finance Board, Infrastructure Facilities Rev. (City of Independence Crackerneck Creek Project), 5%, 3/01/2026	$150,000	$175,766
Nixa, MO, Public Schools, Certificate of Participation, 4%, 4/01/2022	200,000	205,428
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	125,000	129,440
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	200,000	233,179
		$743,813
Nevada - 2.1%
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2026	$200,000	$241,511
Director of the State of Nevada, Department of Business and Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.25%, 12/01/2026 (Put Date 12/01/2021) (n)	300,000	300,039
		$541,550
New Hampshire - 0.5%
New Hampshire Business Finance Authority, Water Facility Rev. (Pennichuck Water Works, Inc. Project), “A”, 5%, 4/01/2027	$105,000	$126,665
New Jersey - 3.6%
Atlantic City, NJ, 5%, 12/01/2024	$85,000	$89,374
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “PP”, 4%, 6/15/2030	115,000	124,592
Perth Amboy, NJ, General Improvement Refunding, “A”, BAM, 3%, 3/15/2027	200,000	223,992
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027 (w)	250,000	311,169
State of New Jersey, General Obligation, 4%, 6/01/2036	145,000	164,810
		$913,937
New York - 3.0%
Dutchess County, NY, Local Development Corp. Rev. (Nuvance Health), “B”, 5%, 7/01/2028	$80,000	$101,495
Hempstead, NY, Local Development Corp. Rev. (Hofstra University), “A”, 5%, 7/01/2028	200,000	255,601
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	5,000	5,128
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “F-2”, 0.6%, 5/01/2061 (Put Date 7/01/2025)	55,000	54,815
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 11/01/2025	160,000	190,779
Troy, NY, Capital Resource Corp. Refunding Rev. (Rensselaer Polytechnic Institute Project), 5%, 9/01/2027	125,000	154,776
		$762,594
North Carolina - 1.8%
Charlotte-Mecklenberg, NC, Hospital Authority Rev., “A”, 5%, 1/15/2028	$75,000	$79,966
Charlotte-Mecklenberg, NC, Hospital Authority Rev., “B”, 5%, 1/15/2050 (Put Date 12/02/2024)	200,000	231,576
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	125,000	149,663
		$461,205
Ohio - 3.2%
Cleveland State University, A State University of Ohio, “A”, 5%, 6/01/2029	$125,000	$148,303
Cuyahoga Falls, OH, School District Improvement Rev., BAM, 4%, 12/01/2029	75,000	89,534
State of Ohio, Major New State Infrastructure Project Rev., “1A”, 5%, 12/15/2028	200,000	259,386
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027 (w)	200,000	236,899
Warrensville Heights, OH, City School District, BAM, 4%, 11/01/2029	80,000	88,246
		$822,368

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - 0.6%
Norman, OK, Regional Hospital Authority Refunding Rev., 4%, 9/01/2037	$130,000	$144,603
Oregon - 1.0%
Oregon Health & Sciences University Rev., “B”, 3.375%, 7/01/2039	$115,000	$125,998
Port Portland, OR, International Airport Rev., “B”, 5%, 7/01/2028	105,000	132,726
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	5,000	5,007
		$263,731
Pennsylvania - 8.6%
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	$65,000	$72,635
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	80,000	89,867
East Bethlehem Township, PA, Municipal Authority Sewer Rev., 1%, 12/01/2024	150,000	150,569
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages), 5%, 11/01/2023	125,000	137,826
Montour, PA, School District, General Obligation, “A and B”, AGM, 5%, 4/01/2039	115,000	136,827
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2028	150,000	178,268
Pennsylvania Economic Development Financing Authority Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4%, 3/15/2034	85,000	97,397
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management Project, Inc.), 0.42%, 6/01/2041 (Put Date 6/03/2024)	90,000	90,001
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	200,000	242,557
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	5,000	5,023
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	330,000	357,838
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027 (w)	200,000	246,417
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2032	75,000	90,942
Schuylkill County, PA, Municipal Authority Water & Sewer Rev., BAM, 4%, 6/15/2024	260,000	287,823
		$2,183,990
Puerto Rico - 0.7%
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	$217,000	$174,938
South Carolina - 1.2%
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2028	$125,000	$147,138
South Carolina Ports Authority Rev., 5%, 7/01/2025	135,000	157,462
		$304,600
Tennessee - 0.6%
Knoxville, TN, Community Development Corp., Multi-Family Housing Rev. (Austin Homes 1B), 0.22%, 10/01/2024 (Put Date 10/01/2023)	$55,000	$54,909
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2027	80,000	96,329
		$151,238
Texas - 16.2%
Alamo, TX, Community College District, 5%, 8/15/2027	$200,000	$251,297
Arlington, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 4%, 12/01/2026	100,000	116,531
Brazoria County, TX, Municipal Utility District No. 28, AGM, 3%, 9/01/2026	285,000	313,787
Brownsville, TX, 5%, 2/15/2030	200,000	256,290
Bryan, TX, Electric System Rev., BAM, 5%, 7/01/2026	200,000	240,531
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2027	250,000	289,037
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5.25%, 11/01/2030	85,000	93,753
Dowdell, TX, Public Utility District, “A”, BAM, 2%, 9/01/2026	200,000	212,549
Eagle Pass, TX, AGM, 5%, 3/01/2028	255,000	321,843
El Paso County, TX, Hospital District Rev., 5%, 8/15/2033	100,000	106,828
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	250,000	302,918
Fort Bend County, TX, Municipal Utility District No. 23, BAM, 3%, 9/01/2026	200,000	220,201
Harlandale, TX, Independent School District, Variable Rate Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	80,000	81,307
Horizon, TX, Regional Municipal Utility District Rev., BAM, 3%, 2/01/2025	200,000	215,746

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Houston, TX, Independent School District, “B”, 3%, 6/01/2036 (Put Date 6/01/2024)	$400,000	$430,709
Port Arthur, TX, Tax and Rev., BAM, 5%, 2/15/2028	200,000	250,552
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2028	150,000	188,552
Texas Public Finance Authority, Financing System Refunding Rev. (Midwestern State University), “A”, 4%, 12/01/2033	75,000	86,033
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	125,000	148,712
		$4,127,176
Utah - 1.4%
Mapleton City, UT, Municipal Energy Sales Tax & Telecommunications Fee Rev., 3%, 6/15/2025	$200,000	$216,187
Utah Infrastructure Agency Telecommunications & Franchise Tax Rev. (Pleasant Grove City Project), 2%, 10/15/2025	125,000	130,722
		$346,909
Virginia - 1.2%
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	$95,000	$111,489
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	180,000	207,018
		$318,507
Washington - 1.5%
Clark County, WA, Discovery Clean Water Alliance Sewer Refunding Rev., 3%, 12/01/2025	$200,000	$221,126
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	125,000	157,375
		$378,501
West Virginia - 0.9%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025 (w)	$200,000	$218,366
Wisconsin - 1.0%
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027	$150,000	$160,288
Wisconsin Housing & Economic Development Authority Home Ownership, “A”, 3%, 3/01/2052	90,000	98,915
		$259,203
Total Municipal Bonds		$25,646,715
Investment Companies (h) - 10.1%
Money Market Funds – 10.1%
MFS Institutional Money Market Portfolio, 0.02% (v)	2,577,407	$2,577,407

Other Assets, Less Liabilities - (10.7)%		(2,731,503)
Net Assets - 100.0%		$25,492,619
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,577,407 and $25,646,715, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $320,306, representing 1.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$25,646,715	$—	$25,646,715
Mutual Funds	2,577,407	—	—	2,577,407
Total	$2,577,407	$25,646,715	$—	$28,224,122
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$—	$20,701,190	$18,123,783	$—	$—	$2,577,407
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$316	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2021, are as follows:
Texas	16.6%
Illinois	10.5%
Pennsylvania	8.6%
Indiana	5.5%
Arizona	5.1%
Florida	4.2%
Ohio	3.2%
California	3.0%
Colorado	3.0%
New York	3.0%
Missouri	2.9%
Washington DC	2.6%
Minnesota	2.5%
Louisiana	2.4%
New Jersey	2.4%
Georgia	2.3%
Nevada	2.1%
Connecticut	2.0%
North Carolina	1.8%
Washington	1.5%
Massachusetts	1.4%
Michigan	1.4%
Utah	1.4%
Virginia	1.3%
South Carolina	1.2%
Rhode Island	1.2%
Oregon	1.1%
Alaska	1.0%
Wisconsin	1.0%
West Virginia	0.9%
Kansas	0.7%
Puerto Rico	0.7%
Oklahoma	0.6%
Tennessee	0.6%
Guam	0.5%
New Hampshire	0.5%
Maryland	0.4%
Mississippi	0.4%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.